General information	12 Months Ended
Dec. 31, 2021
General Information [Abstract]
General information
1.	General information
1.1	Group

Silence Therapeutics plc and its subsidiaries (together the ‘Group’) are primarily involved in the discovery, delivery and development of RNA therapeutics. Silence Therapeutics plc, a public Company limited by shares registered in England and Wales, with company number 02992058, is the Group’s ultimate parent Company. The Company’s registered office is 27 Eastcastle Street, London, W1W 8DH and the principal place of business is 72 Hammersmith Road, London, W14 8TH.